Liquidity and Management's Plans:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Liquidity and Capital Resources [Abstract]
Liquidity and Capital Resources [Text Block]
2.      Liquidity and Management’s Plans:

The Company has been operating at a loss for the past twelve years. Its future prospects will depend on its ability to successfully pursue its strategy of pharmaceutical development, manage overall operating expenses, and obtain additional capital necessary to support its operations. Historically, the Company had generally funded its operations with revenues from the sale of its tobacco products, Anatabloc® and its other anatabine-based products, private placements, sales under its At Market Issuance Sales Agreement and Securities Purchase Agreements. Sale of  products have been voluntarily discontinued over the years, with final exit from the dietary supplement and cosmetic markets in August, 2014. The Company has shifted its strategy over the past 18 months to concentrate on the anti-inflammatory aspects of anatabine and is focusing its operations on the research and development of drug candidate development. The Company does not expect to recognize any revenues related to its drug development initiatives in the foreseeable future.

In 2014, the Company consolidated its offices from three locations to one location in Sarasota, Florida. The Company also decreased the number of full time dedicated employees from twenty-five to seven. The Company believes its results of operations for the nine months ended September 30, 2015 reflect significant cost savings due to the restructuring. The Company’s general and administrative expenses have declined by approximately $17.2 million or 70.5% for the nine months ended September 30, 2015 compared to the same period in 2014 as a result of the reduction in headcount, the settlements of a number of the litigation matters, completion of planned restructuring and a reduction of non-cash compensation charges. For additional details, please see Management Discussion and Analysis and Commitments, Contingencies and Other Matters.

In addition to revenue from the sale of its products (which sales have been discontinued since August 2014), the Company has obtained the capital necessary to support its operations through private placements, sales under its At Market Issuance Sales Agreement and Securities Purchase Agreements, as described below. The Company will continue to explore a variety of potential financing options, but there can be no assurance that it will be successful in obtaining such additional funding on commercially favorable terms, if at all.

On December 15, 2014, the Company entered into an At Market Issuance Sales Agreement, or sales agreement, with MLV & Co. LLC, or MLV, relating to the sale of shares of Rock Creek’s common stock offered under an S-3 Registration Statement that was filed in December 2014 and was declared effective in February 2015. In accordance with the terms of the sales agreement, the Company may offer and sell shares of its common stock, $0.0001 par value per share, having an aggregate offering price of up to $16.5 million from time to time through MLV, acting as agent. Sales of the common stock under the sales agreement will be made by any method permitted that is deemed an “at the market offering” as defined in Rule 415 under the Securities Act of 1933, as amended, or the Securities Act, including sales made directly on or through The Nasdaq Capital Market, the existing trading market for the Company’s common stock, sales made to or through a market maker other than on an exchange or otherwise, in negotiated transactions at market prices, or any other method permitted by law. MLV is not required to sell any specific amount, but will act as the Company’s sales agent using commercially reasonable efforts consistent with its normal trading and sales practices. There is no arrangement for funds to be received in any escrow, trust or similar arrangement. MLV will be entitled to compensation at a commission rate equal to 3% of the gross sales price per share sold. The Company began selling shares under the sales agreement on February 12, 2015 and through September 30, an aggregate of 285,051 shares were sold for net proceeds of $885,000. There have been no additional sales under the sales agreement subsequent to May 20, 2015 as of the date of this filing.

On January 28, 2015, the Company entered into a Securities Purchase and Registration Rights Agreement (the “Purchase Agreement”) with seven accredited investors, pursuant to which 202,673 shares of its common stock were issued and sold, at a purchase price of $3.75 per share, and warrants to purchase up to a total of 168,337 shares of common stock. The warrants, which have an exercise price of $3.75 per share, are generally exercisable beginning on January 28, 2015, and expire on January 27, 2022. An aggregate of 134,000 shares sold in the private placement were issued pursuant to, and as a condition of, the exercise of previously issued warrants to purchase common stock held by certain of the investors at an amended exercise price of $3.75 per share. An aggregate of $760,023 was raised in the private placement, including $300,000 of which was paid to the Company as an advance on December 30, 2014. A resale registration statement covering the purchased shares issuable pursuant to the granted warrants was filed and declared effective with the SEC on March 17, 2015.

On May 8, 2015, the Company entered into a Securities Purchase Agreement with an accredited investor, pursuant to which a total of 77,590 shares of its common stock were issued and sold, at a purchase price of $3.00 per share, and warrants to purchase up to a total of 69,831 shares of common stock. The warrants, which have an exercise price of $3.00 per share, are generally exercisable beginning on May 8, 2019, and expire on May 8, 2022. An aggregate of 62,072 shares sold in the private placement were issued pursuant to, and as a condition of, the exercise of previously issued warrants to purchase common stock held by the investor at an amended exercise price of $3.00 per share. An aggregate of $232,770 was raised in the private placement, all of which was paid to the Company as an advance in March 2015.

On June 16, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with five institutional investors which provided for the issuance and sale by the Company of  1,644,500 shares of common stock (the “Shares”) and warrants to purchase up to 1,233,375 shares of common stock (the “Warrants”) in a registered direct offering.  The Shares and Warrants were sold in units, each of which is comprised of one Share and 0.75 Warrants to acquire one share of common stock. The purchase price per unit in the offering was $2.25.  The warrants, which have an exercise price of $2.83, are exercisable six months following the date of issuance and will expire on the fifth anniversary of the initial date that the warrants become exercisable. For a period of six months following the issuance of the warrants, the warrants will contain full ratchet anti-dilution protection upon the issuance of any common stock, securities convertible into common stock or certain other issuances at a price below the then-existing exercise price of the warrants, with certain exceptions. See Note 8 for discussion of Derivative Liability. The closing of the offering occurred on June 19, 2015. An aggregate of $3,441,116, net of expenses, was raised in the offering. The proceeds were used for clinical development activities, working capital and general corporate purposes. As part of the Purchase Agreement, the Company agreed not to make any sales under the Sales Agreement, nor to directly or indirectly offer, sell, assign, transfer, pledge, contract to sell, any shares of common stock or any securities convertible into or exercisable or exchangeable for common stock, including the filing of a registration statement with the SEC in respect thereof, for 90 days from the close of the transaction. In connection with the Senior Secured Convertible Notes discussed below, the full ratchet anti-dilution protection exercise price of the warrants has occurred. The new exercise price of the warrants will be $0.66. All other terms of the warrants remain the same.

Maxim Group LLC (“Maxim”) was the exclusive placement agent for the offering under a Placement Agent Agreement, dated June 16, 2015, between Maxim and the Company (the “Placement Agent Agreement”).  Upon the closing of the offering, pursuant to the Placement Agent Agreement, Maxim received a placement agent fee of $259,009.  In addition, the Placement Agent Agreement provided that for a period of twelve (12) months from the date of the Placement Agent Agreement, the Company granted to Maxim the right of participation to act as lead managing underwriter and book runner or sole placement agent for any and all future registered offerings and private placements of equity, equity-linked and debt offerings during such twelve (12) month period of the Company, subject to exceptions for the Company’s current at-the-market facility and private placements of securities in which the Company does not engage a placement agent.

On October 14, 2015, the Company entered into definitive agreements with two institutional investors relating to a private placement of $20.0 million in principal amount of Senior Secured Convertible Notes due on October 15, 2018 (the “Notes”) The Notes were issued pursuant to a Securities Purchase Agreement, dated October 14, 2015, among the Company and the purchasers of the Notes. The Notes were offered and sold solely to certain “accredited investors” within the meaning of the federal securities laws. The closing of the Private Placement took place on October 15, 2015. The Private Placement resulted in gross proceeds of $20.0 million, before placement fees and other expenses associated with the transaction. The Company received $1.0 million in proceeds at closing of the Private Placement and received another $1.0 million upon the Company’s public announcement that the Company’s initial Phase I clinical trial in the United Kingdom resulted in no safety concerns and enables the Company to continue clinical studies. The Notes provide for further distribution of the proceeds held pursuant to a Deposit Account Control Agreement as follows: $500,000 upon the initial filing of a registration statement pursuant to the Registration Rights Agreement; $2.0 million on the 30th trading day following the Effective Date (as defined in the Agreement) and the balance to be disbursed at the rate of $1.0 million per month on the first trading day of each calendar month following the later of (1) the date on which the Company obtains stockholder approval of the issuance of the Notes and the shares issuable pursuant thereto in compliance with Nasdaq Listing Rules and (2) the 69th trading day following the earlier to occur of (A) an effective registration statement covering the resale of all the shares issuable upon conversion of the Notes and (B) the eligibility of the shares issuable pursuant to the Notes for sale without restriction under Rule 144 and without the need for registration. In connection with this private placement, the Company will issue to Maxim Group, LLC, as the placement agent for the Private Placement, a warrant to purchase up to 446,429 shares of the Company’s Common Stock, subject to certain anti-dilution adjustments in the event of stock distributions, subdivisions, combinations or reclassifications, at an exercise price of $1.12 per share (the “warrant”) the warrant is exercisable during the period beginning on the 6 month anniversary of the issuance date of the Warrant and ending on the 5 year anniversary of the issuance date of the Warrant.  See Note 11 Subsequent Events.

On January 30, 2015, the Company announced that the United Kingdom’s Medicines Healthcare Products Regulatory Agency (MHRA) approved its clinical trial authorization (CTA) application to commence a Phase 1 study to be conducted in the United Kingdom (UK) of the Company’s lead compound, anatabine citrate. The Phase I trial was comprised of a three part study to determine the pharmacokinetic (PK) profiles of selected modified release formulation prototypes and to evaluate safety and tolerability in healthy subjects.

On October 15, 2015, the Company announced the successful completion of the Phase I study. In part one of the Phase I trial, subjects took six different oral formulations of the Company’s experimental medication while safety and tolerability were assessed. The formulations differed in dose and time release profile, which produced a range of PK outcomes. All formulations were generally well tolerated with no serious adverse events or safety issues leading to study withdrawal. Part two of the trial examined the effects of food on PK profiles produced by single oral doses of the medication. There were no safety concerns with these “good effect” studies and the medication was again well tolerated. Part three of the Phase I trial was a randomized, double blind, placebo-controlled study design consisting of seven days of oral dosing of the study medication (or placebo) which demonstrated that the Company’s compound was safe and well tolerated.

All active treatment parts of the Phase I trial were conducted with the healthy volunteers as inpatients in a clinical trial unit. Although the Company expects to have a formal analysis at a later time, the conclusions from the clinical research organization conducting the studies were that there were no clinically significant changes in any safety assessments including clinical lab tests, vital signs and ElectroCardiograms (ECGs) in any of the parts of the Phase I trial.

With the completion of the Phase I oral dosing trial, the Company is now poised to conduct a proof-of-concept clinical trial to investigate the safety and efficacy of topical formulations of its lead compound in patients suffering from mild-to-moderate psoriasis. Psoriasis is characterized by an increase in activity of the intracellular transcription factors NF-kB and STAT3, which are responsible for driving the inflammation associated with this disease. Much preclinical data suggests that the Company’s lead compound can attenuate the activity of these two transcription factors thus producing anti-inflammatory effects. The Company currently anticipates that a safety and efficacy clinical trial for mild-to-moderate psoriasis will commence in 2016.

As of the date of this filing, the Company had received $3.5 million under the Notes, which is sufficient to support its current operations through April 2016. Our ability to continue to draw funds in accordance with the terms and conditions of the Notes and our ability to make payments on the Notes with shares of our common stock is subject to our satisfaction or waiver of certain equity conditions described in the Notes. Even if we satisfy these conditions and continue to draw funds under the Notes, we will need to negotiate longer term payment plans with respect to various liabilities and outstanding obligations. As a result, regardless of the outcome of the discussion with the Holders of the Notes, the Company will need to continue to explore a variety of potential financing options, including additional private placements and financing transactions. There can be no assurance that the Company will be successful in obtaining such additional funding on commercially favorable terms, if at all. If the Company is not successful in negotiating terms or it does not raise sufficient funding, it may be forced to curtail clinical trials and product development activities.

As a result of this uncertainty, there is substantial doubt about the Company’s ability to continue to be a going concern. The Company’s continuation as a going concern depends upon its ability to negotiate favorable payment terms on various obligations and obtain additional financing to provide cash to meet its obligations as may be required, and ultimately to attain profitable operations and positive cash flows. There have been no adjustments made to the condensed consolidated financial statements related to the Company’s ability to continue as a going concern. The Company has no commercial products on the market at this time, and no associated revenues due to exiting the dietary supplement market in the U.S. While the Company is evaluating overseas market opportunities through possible licensing arrangements, it has not yet entered into any such licensing arrangements. There is no assurance that favorable arrangements will be successful.

2.	Liquidity and managements’ plans:

The Company has been operating at a loss for the past twelve years. Rock Creek’s future prospects will depend on its ability to transition into the area of drug development. In the long term, the Company expects that its revenues will be more dependent on the ability to successfully implement its drug development program, but it has no drug products in advance development as of this date. The Company’s future will be dependent on raising capital to sustain its drug development program until a successful commercial product development occurs, if any.

On March 12, 2014, the company entered into a series of equity and financing transactions that resulted in gross cash proceeds to it of approximately $9.3 million and cash availability under a credit facility of approximately $5.8 million, for total available funds of $15.1 million. Under one transaction, holders of previously held warrants with strike prices ranging from $1.50 to $2.00 agreed to immediately exercise on an aggregate of 4.2 million warrants at a reduced strike price of $1.00 per share. The investors also were issued new warrants for an equal number of shares that have a term of seven years and a strike price of $1.00 per share. This transaction resulted in proceeds of approximately $4.2 million. Under another transaction the Company sold 5.1 million shares with matching warrants for 5.1 million shares to other investors at $1.00 for the shares and warrant shares. This transaction resulted in proceeds to us of $5.1 million. Finally, the Company entered into a credit facility with another investor under which that investor agreed to loan it up to $5.8 million. The credit facility provides for an interest rate of 3% on any funds drawn by the Company. It also provides the lender with the option to convert any loan amount to a unit of the Company’s common stock and a matching seven-year warrant at a conversion price of $1.00 per unit.

On August 8, 2014, the company completed a private placement that resulted in gross proceeds to the Company of approximately $4.25 million and an additional credit facility of approximately $1.75 million. In the August 2014 Private Placement, the Company sold an aggregate of 10.625 million shares of its common stock at a price of $0.40 per share (the closing price of the Company’s common stock on the Nasdaq Global Market on August 6, 2014) to five accredited investors, some of whom are existing investors (or their affiliates) in the Company. The investors in the August 2014 Private Placement were also granted warrants to purchase an aggregate of 10.625 million shares at an exercise price of $1.00 per share. The warrants will expire on the seventh anniversary of the date of grant. As a part of the August 2014 Private Placement, the Company agreed to file with the SEC a resale registration statement covering the purchased shares and the shares issuable pursuant to the granted warrants within 75 days of the closing of the transaction.

We have entered into an At Market Issuance Sales Agreement, or sales agreement, with MLV & Co. LLC, or MLV, dated December 15, 2014, relating to the sale of shares of our common stock offered by this prospectus. In accordance with the terms of the sales agreement, under this prospectus we may offer and sell shares of our common stock, $0.0001 par value per share, having an aggregate offering price of up to $16.5 million from time to time through MLV, acting as agent. Our common stock is traded on The Nasdaq Global Market under the symbol “RCPI.” Sales of our common stock, if any, under this prospectus will be made by any method permitted that is deemed an “at the market offering” as defined in Rule 415 under the Securities Act of 1933, as amended, or the Securities Act, including sales made directly on or through The Nasdaq Global Market, the existing trading market for our common stock, sales made to or through a market maker other than on an exchange or otherwise, in negotiated transactions at market prices, or any other method permitted by law. MLV is not required to sell any specific amount, but will act as our sales agent using commercially reasonable efforts consistent with its normal trading and sales practices. There is no arrangement for funds to be received in any escrow, trust or similar arrangement. MLV will be entitled to compensation at a commission rate equal to 3% of the gross sales price per share sold. In connection with the sale of the common stock on our behalf, MLV may be deemed to be an “underwriter” within the meaning of the Securities Act and the compensation of MLV may be deemed to be underwriting commissions or discounts. We have also agreed to provide indemnification and contribution to MLV with respect to certain liabilities, including liabilities under the Securities Act. The aggregate market value of our common stock held by non-affiliates is approximately $49.5 million based on the closing price of one share of our common stock on The Nasdaq Global Market of $0.32 per share on October 17, 2014.

In connection with the August 2014 Private Placement, one of the investors in the private placement entered into a credit facility with the Company for aggregate borrowing availability of up to $1.75 million. This investor also received a warrant to purchase 175,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The credit facility provides for an annual interest rate of 3% on any funds drawn by the Company. It also provides the lender with the option to convert any loan amount into a unit of our common stock and a matching seven-year warrant at a conversion price and exercise price of $1.00 per share. The term of the line of credit does not allow the Company to draw funds under the line until all funds available from the March 12, 2014 credit line are exhausted. The borrowing availability under the credit facility will be reduced by any future financing transactions by the Company in excess of $5.8 million. Also in connection with the transaction, the terms of the March 12, 2014 line of credit were amended whereby (i) the August 2014 Private Placement would not reduce the borrowing availability under the line of credit, (ii) the line of credit was extended to August 15, 2015 compared to the original date of April 15, 2015, and (iii) the ability of the Company to draw all funds available under the credit line at the end of term was eliminated. All other terms and conditions of the March 12, 2014 credit line remained materially unchanged.

On January 28, 2015, the Company entered into a Securities Purchase and Registration Rights Agreement with seven accredited investors, pursuant to which the Company issued and sold to such Investors in a private placement a total of 5,066,825 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $0.15 per share, and warrants to purchase up to a total of 4,208,413 shares of Common Stock. The warrants, have an exercise price of $0.15 per share, are generally exercisable beginning on January 28, 2015, and expire on January 27, 2022. An aggregate of 3,350,000 shares sold in the private placement were issued pursuant to, and as a condition of, the exercise of previously issued warrants to purchase Common Stock held by certain of the Investors at an amended exercise price of $0.15 per share. An aggregate of $760,023 was raised in the private placement, including $300,000 of which was paid to the Company as an advance on December 30, 2014. The Purchase Agreement grants customary resale registration rights with respect to the shares sold in the private placement.

On January 30, 2015, on Form 8-K the Company updated its forecast of available operating funds compared to previous forecast in its Form 10-Q filed on November 10, 2014. At that time the Company stated that, as a result of the Company’s private placement in August 2014 and the Loan Agreement entered into in March 2014 and amended in August 2014, the Company believed that it would have sufficient funding to support its operations through the second quarter of 2015. On December 15, 2014, the Company filed with the SEC a Registration on Form S-3 in which the Company disclosed that it entered it an At market Issuance Sales Agreement with MLV & Co. LLC under which the Company may offer and sell shares of its common stock from time to time through MLV acting as an agent (the “ATM Agreement”).

Subsequent to the foregoing disclosures and as a result of the Company’s belief that additional funding will likely not be made available to the Company under the Loan Agreement as reported on Form 8-K, January 30, 2015, the Company believes that its current cash resources as of the date of this report, after giving effect to the private placement of January 30, 2015 not including any effect to any sales under the ATM Agreement, are anticipated to be sufficient to support the Company’s operations only through approximately the end of March 2015. Although the Company currently anticipates that it could satisfy a portion of its funding requirements after such date through sales under the ATM Agreement, such sales may be insufficient to fund the anticipated scope of the Company’s operations, and the Company will likely need to seek additional funding to support its operations, whether through debt financing, additional equity offerings, through strategic transactions (such as licensing or borrowing against intellectual property) or otherwise. The Company is currently exploring a variety of potential financing options in addition to the ATM Agreement, including additional private placements and financing transactions that would leverage the Company’s intellectual property. There can be no assurance that the Company will be successful in obtaining such additional funding on commercially favorable terms, if at all. The Company will also likely continue to delay the payment of various payables and outstanding obligations (including severance payments to former executives) in order to conserve cash until additional funding becomes available, and if the Company does not raise sufficient funding, it may be forced to curtail its clinical trials and product development activities and continue to defer such payments. To conserve cash resources, the Company’s Chief Executive Officer and President have elected to defer their salary beginning in December 2014 and continuing for the foreseeable future, and the members of the Board of Directors have elected to defer their board fees and compensation. If the Company is unable to raise additional capital (including through the exercise of outstanding warrants or through private placements of our securities, each of which has been a primary source of the Company’s financing in the past), the Company’s operations will be materially adversely affected, its scope of operations may need to be materially reduced, and its clinical trials may need to be delayed.

While the Company may seek to obtain funds in the future through other financing arrangements, there is no guarantee that these efforts would be successful or commercially feasible given its continued operating losses. Moreover, the Company’s ability to raise future funds on terms acceptable to it (including through the exercise of outstanding warrants) will depend on a number of factors, including the performance of the Company’s stock price and its operational performance. The Company may also delay the payment of various payables and other outstanding obligations to conserve cash. If the Company is unable to raise additional capital, its liquidity may be materially adversely affected. Any equity financing will be dilutive to the Company’s existing stockholders.